Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
June 30, 2024
F45-NPRT1-0824
1.833436.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/5/24 to 9/26/24 (b) (Cost $28,927,450)	29,050,000	28,927,903

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,074,987	394,843,093
Fidelity Series Blue Chip Growth Fund (c)	54,866,761	1,083,618,537
Fidelity Series Commodity Strategy Fund (c)	1,799,705	175,057,264
Fidelity Series Growth Company Fund (c)	81,947,806	2,015,916,028
Fidelity Series Intrinsic Opportunities Fund (c)	31,430,037	362,388,332
Fidelity Series Large Cap Stock Fund (c)	83,323,176	1,911,433,654
Fidelity Series Large Cap Value Index Fund (c)	37,985,741	595,236,569
Fidelity Series Opportunistic Insights Fund (c)	50,366,012	1,203,244,020
Fidelity Series Small Cap Core Fund (c)	4,436,564	51,109,214
Fidelity Series Small Cap Discovery Fund (c)	14,299,264	158,292,849
Fidelity Series Small Cap Opportunities Fund (c)	36,970,908	552,345,360
Fidelity Series Stock Selector Large Cap Value Fund (c)	96,807,429	1,328,197,922
Fidelity Series Value Discovery Fund (c)	77,630,326	1,187,743,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,620,844,298)		11,019,426,830

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	38,485,877	580,751,886
Fidelity Series Emerging Markets Fund (c)	60,872,219	560,633,139
Fidelity Series Emerging Markets Opportunities Fund (c)	120,239,230	2,261,699,922
Fidelity Series International Growth Fund (c)	89,977,794	1,648,393,187
Fidelity Series International Small Cap Fund (c)	17,420,237	297,015,040
Fidelity Series International Value Fund (c)	131,481,968	1,661,932,076
Fidelity Series Overseas Fund (c)	117,796,996	1,657,403,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,036,455,576)		8,667,828,981

Bond Funds - 5.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,006,951	9,747,285
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,316,105	10,041,883
Fidelity Series Emerging Markets Debt Fund (c)	13,662,387	106,703,242
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,671,287	32,490,888
Fidelity Series Floating Rate High Income Fund (c)	2,220,482	19,939,930
Fidelity Series High Income Fund (c)	12,969,753	109,205,319
Fidelity Series International Credit Fund (c)	730,073	5,920,894
Fidelity Series Long-Term Treasury Bond Index Fund (c)	161,910,768	888,890,116
Fidelity Series Real Estate Income Fund (c)	2,065,076	20,010,590
TOTAL BOND FUNDS (Cost $1,525,258,435)		1,202,950,147

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $32,004,169)	31,997,769	32,004,169

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,243,489,928)	20,951,138,030
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,172,249)
NET ASSETS - 100.0%	20,937,965,781

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	218	Sep 2024	25,540,880	22,735	22,735
ICE MSCI Emerging Markets Index Contracts (United States)	1,270	Sep 2024	69,100,700	138,883	138,883

TOTAL EQUITY INDEX CONTRACTS					161,618

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7,043	Sep 2024	774,619,953	4,800,852	4,800,852
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,934	Sep 2024	419,278,344	1,935,552	1,935,552
CBOT Long Term U.S. Treasury Bond Contracts (United States)	774	Sep 2024	91,573,875	785,443	785,443

TOTAL TREASURY CONTRACTS					7,521,847

TOTAL PURCHASED					7,683,465

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	713	Sep 2024	196,841,475	(371,596)	(371,596)

TOTAL FUTURES CONTRACTS					7,311,869
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,927,903.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	19,774,223	123,943,857	111,713,554	283,718	(357)	-	32,004,169	0.1%
Total	19,774,223	123,943,857	111,713,554	283,718	(357)	-	32,004,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,596,736	111,660	91,580	5,027	86	130,383	9,747,285
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,984,628	110,575	91,808	3,943	(7,836)	46,324	10,041,883
Fidelity Series All-Sector Equity Fund	378,668,898	3,912,993	3,956,778	-	44,722	16,173,258	394,843,093
Fidelity Series Blue Chip Growth Fund	1,048,605,659	15,171,798	75,631,493	-	19,909,740	75,562,833	1,083,618,537
Fidelity Series Canada Fund	572,350,467	22,458,895	5,253,531	-	338,359	(9,142,304)	580,751,886
Fidelity Series Commodity Strategy Fund	135,365,086	39,124,578	3,014,015	-	74,271	3,507,344	175,057,264
Fidelity Series Emerging Markets Debt Fund	103,322,631	5,030,882	999,837	1,557,406	7,349	(657,783)	106,703,242
Fidelity Series Emerging Markets Debt Local Currency Fund	32,974,415	298,571	265,539	-	(5,468)	(511,091)	32,490,888
Fidelity Series Emerging Markets Fund	538,692,016	5,612,981	10,835,767	-	(4,074)	27,167,983	560,633,139
Fidelity Series Emerging Markets Opportunities Fund	2,173,738,716	43,969,383	71,001,104	-	(9,239,004)	124,231,931	2,261,699,922
Fidelity Series Floating Rate High Income Fund	19,616,335	660,764	183,750	447,501	(47)	(153,372)	19,939,930
Fidelity Series Government Money Market Fund 5.42%	293,546	-	293,546	477	-	-	-
Fidelity Series Growth Company Fund	1,957,404,972	34,922,840	152,764,240	-	17,596,856	158,755,600	2,015,916,028
Fidelity Series High Income Fund	105,603,946	5,081,744	988,661	1,665,836	(2,708)	(489,002)	109,205,319
Fidelity Series International Credit Fund	5,887,652	78,647	9,912	78,646	199	(35,692)	5,920,894
Fidelity Series International Growth Fund	1,626,652,343	62,879,694	14,761,816	-	742,179	(27,119,213)	1,648,393,187
Fidelity Series International Small Cap Fund	303,348,667	4,496,041	2,747,075	-	135,647	(8,218,240)	297,015,040
Fidelity Series International Value Fund	1,639,789,260	50,794,369	34,722,956	-	2,358,673	3,712,730	1,661,932,076
Fidelity Series Intrinsic Opportunities Fund	368,359,861	8,988,191	3,287,472	-	(84,735)	(11,587,513)	362,388,332
Fidelity Series Large Cap Stock Fund	1,844,818,738	33,027,106	51,321,305	-	4,716,602	80,192,513	1,911,433,654
Fidelity Series Large Cap Value Index Fund	579,004,702	33,916,097	5,184,930	-	288,306	(12,787,606)	595,236,569
Fidelity Series Long-Term Treasury Bond Index Fund	984,386,482	55,679,955	127,225,807	7,836,915	(63,696,841)	39,746,327	888,890,116
Fidelity Series Opportunistic Insights Fund	1,166,388,875	24,163,415	66,898,070	-	7,560,755	72,029,045	1,203,244,020
Fidelity Series Overseas Fund	1,630,959,820	43,766,248	17,070,822	-	367,081	(618,596)	1,657,403,731
Fidelity Series Real Estate Income Fund	19,650,596	523,490	183,540	310,225	220	19,824	20,010,590
Fidelity Series Short-Term Credit Fund	996,698	1	991,639	1,144	21,600	(26,660)	-
Fidelity Series Small Cap Core Fund	51,810,544	594,198	81,745	242,824	8,384	(1,222,167)	51,109,214
Fidelity Series Small Cap Discovery Fund	159,726,486	21,107,727	1,430,058	9,448,037	36,331	(21,147,637)	158,292,849
Fidelity Series Small Cap Opportunities Fund	540,572,134	28,792,025	4,814,072	-	292,141	(12,496,868)	552,345,360
Fidelity Series Stock Selector Large Cap Value Fund	1,291,766,477	77,772,332	11,566,095	-	447,619	(30,222,411)	1,328,197,922
Fidelity Series Value Discovery Fund	1,153,577,786	83,879,329	10,365,841	-	471,372	(39,818,658)	1,187,743,988
	20,453,915,172	706,926,529	678,034,804	21,597,981	(17,622,221)	425,021,282	20,890,205,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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